Principal subsidiaries, investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Principal Subsidiaries, Investments in Associates and Joint Ventures

The principal subsidiaries, investments in associates and joint ventures of ING Groep N.V. and their statutory place of incorporation or primary place of business are as follows:

Principal subsidiaries, investments in associates and joint ventures
			Proportion of ownership and interest held by the Group
			2017	2016
Subsidiary	Statutory place of Incorporation	Country of operation
ING Bank N.V.	Amsterdam	the Netherlands	100%	100%
Bank Mendes Gans N.V.	Amsterdam	the Netherlands	100%	100%
ING Lease (Nederland) B.V.	Amsterdam	the Netherlands	100%	100%
Record Bank	Brussels	Belgium	100%	100%
ING Belgium S.A./N.V.	Brussels	Belgium	100%	100%
ING Luxembourg S.A.	Luxembourg City	Luxembourg	100%	100%
ING-DiBa AG	Frankfurt am Main	Germany	100%	100%
ING Bank Slaski S.A.	Katowice	Poland	75%	75%
ING Financial Holdings Corporation	Delaware	United States of America	100%	100%
ING Bank A.S.	Istanbul	Turkey	100%	100%
ING Bank (Australia) Ltd	Sydney	Australia	100%	100%
ING Bank (Eurasia) Joint stock company	Moscow	Russia	100%	100%
Investments in associates and joint ventures
TMB Public Company Limited	Bangkok	Thailand	30%	30%